Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance at the beginning of the period	$ 431,265	$ 429,198
Changes to goodwill	6,539
Foreign currency translation	(21,649)	2,067
Balance at the end of the period	416,155	431,265
Harsco Metals & Minerals Segment
Goodwill [Roll Forward]
Balance at the beginning of the period	421,955	419,888
Changes to goodwill	(300)
Foreign currency translation	(21,649)	2,067
Balance at the end of the period	400,006	421,955
Harsco Industrial [Member]
Goodwill [Roll Forward]
Balance at the beginning of the period	0	0
Changes to goodwill	6,839
Foreign currency translation	0	0
Balance at the end of the period	6,839	0
Harsco Rail [Member]
Goodwill [Roll Forward]
Balance at the beginning of the period	9,310	9,310
Changes to goodwill	0
Foreign currency translation	0	0
Balance at the end of the period	$ 9,310	$ 9,310